TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) as reported in the statements of income		$ (5,732)	$ 4,939	$ 3,982
Statutory tax rate in Israel		23.00%	24.00%	25.00%
Theoretical taxes on income (tax benefit)		$ (1,318)	$ 1,185	$ 996
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		(9)	518	618
Reduced tax rate on income derived from "Preferred Enterprises" plans		421	(111)	75
Earnings from foreign subsidiaries	[1]	(338)	371	2,685
Valuation allowance		(42)	8	(40)
Change in tax rate			414
Tax in respect of prior years		(481)	7	(151)
Temporary differences for which no deferred taxes were recorded		8
Permanent differences		245	(104)	(118)
Other adjustments		50	45	(200)
Taxes on income as reported in the statements of income		$ (1,464)	$ 2,333	$ 3,865

[1]	During 2018, 2017 and 2016, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.